[Janus Henderson Letterhead]

December 21, 2022

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)
1933 Act File No. 002-34393
1940 Act File No. 811-01879

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1.  There are no changes to the Prospectuses from the forms of the Prospectuses that were filed in Post-Effective Amendment No. 314 (“PEA No. 314”) on December 20, 2022, pursuant to Rule 485(b) under the 1933 Act for Janus Henderson U.S. Dividend Income Fund, and all share classes thereof.

2.  The text of PEA No. 314 has been filed electronically.

If you have any questions regarding this filing, please call me at (303) 394-7310.

Respectfully,

/s/ Mary Clarke-Pearson

Mary Clarke-Pearson, Esq.

Assistant Secretary of the Registrant

Enclosure (via EDGAR)

cc:	Abigail Murray, Esq.
Thea Kelley